Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000219740
Account Value [Line Items]
Account Value	$ 11,329	$ 11,293	$ 11,251	$ 11,208	$ 11,164	$ 11,120	$ 11,074	$ 11,021	$ 10,972	$ 10,927	$ 10,875	$ 10,828	$ 10,779	$ 10,734	$ 10,687	$ 10,637	$ 10,591	$ 10,544	$ 10,496	$ 10,449	$ 10,407	$ 10,359	$ 10,316	$ 10,278	$ 10,234	$ 10,199	$ 10,166	$ 10,129	$ 10,098	$ 10,076	$ 10,054	$ 10,036	$ 10,025	$ 10,019	$ 10,014	$ 10,011	$ 10,009	$ 10,009	$ 10,008	$ 10,008	$ 10,008	$ 10,007	$ 10,007	$ 10,006	$ 10,007	$ 10,005	$ 10,006	$ 10,006	$ 10,005	$ 10,005	$ 10,005	$ 10,004	$ 10,004	$ 10,003	$ 10,003	$ 10,001	$ 10,001	$ 10,000
C000012087
Account Value [Line Items]
Account Value	11,417	11,339	11,291	11,266	11,235	11,305	11,215	11,116	10,988	10,927	10,853	10,890	10,858	10,907	10,865	10,746	10,637	10,602	10,607	10,566	10,530	10,587	10,625	10,598	10,430	10,511	10,432	10,418	10,351	10,363	10,486	10,571	10,527	10,595	10,534	10,585	10,735	10,779	10,855	10,879	10,883	10,921	10,933	10,935	10,917	10,935	10,929	10,924	10,928	10,935	10,934	10,930	10,926	10,932	10,930	10,934	10,924	10,921	$ 10,916	$ 10,911	$ 10,765	$ 10,672	$ 10,615	$ 10,593	$ 10,598	$ 10,565	$ 10,579	$ 10,494	$ 10,507	$ 10,455	$ 10,381	$ 10,361	$ 10,299	$ 10,290	$ 10,264	$ 10,181	$ 10,147	$ 10,131	$ 10,147	$ 10,115	$ 10,118	$ 10,118	$ 10,080	$ 10,099	$ 10,079	$ 10,085	$ 10,117	$ 10,118	$ 10,141	$ 10,148	$ 10,167	$ 10,147	$ 10,127	$ 10,138	$ 10,125	$ 10,114	$ 10,108	$ 10,098	$ 10,089	$ 10,086	$ 10,127	$ 10,137	$ 10,125	$ 10,143	$ 10,150	$ 10,092	$ 10,102	$ 10,101	$ 10,083	$ 10,072	$ 10,014	$ 10,024	$ 10,050	$ 10,062	$ 10,033	$ 10,038	$ 10,033	$ 10,032	$ 10,026	$ 10,023
C000037537
Account Value [Line Items]
Account Value	11,327	11,138	11,073	11,169	11,103	11,347	11,229	11,101	10,864	10,761	10,624	10,808	10,760	10,910	10,877	10,627	10,355	10,415	10,546	10,551	10,543	10,674	10,772	10,699	10,402	10,638	10,416	10,473	10,246	10,303	10,614	10,902	10,718	10,803	10,725	10,941	11,294	11,353	11,521	11,564	11,528	11,623	11,721	11,748	11,636	11,648	11,614	11,557	11,651	11,785	11,818	11,808	11,789	11,844	11,838	11,861	11,820	11,804	11,775	11,753	11,465	11,250	11,057	11,068	11,105	11,074	11,141	10,905	10,933	10,829	10,643	10,640	10,488	10,504	10,453	10,266	10,183	10,180	10,251	10,179	10,208	10,215	10,136	10,213	10,150	10,188	10,313	10,314	10,356	10,374	10,452	10,378	10,338	10,374	10,325	10,256	10,250	10,217	10,192	10,195	10,416	10,478	10,453	10,516	10,514	10,333	10,353	10,364	10,338	10,278	10,070	10,094	10,135	10,183	10,081	10,074	10,018	10,070	10,064	10,078
C000012088
Account Value [Line Items]
Account Value	10,845	10,548	10,478	10,719	10,618	10,984	10,841	10,693	10,393	10,265	10,085	10,402	10,330	10,546	10,543	10,156	9,721	9,913	10,231	10,310	10,374	10,507	10,660	10,573	10,196	10,537	10,179	10,322	9,966	10,117	10,617	11,045	10,723	10,828	10,757	11,225	11,696	11,745	12,007	12,056	11,926	11,983	12,179	12,224	11,988	11,863	11,817	11,699	11,981	12,279	12,413	12,449	12,414	12,580	12,548	12,655	12,550	12,542	12,528	12,462	12,026	11,664	11,301	11,387	11,463	11,445	11,572	11,132	11,145	10,995	10,676	10,724	10,463	10,502	10,427	10,152	10,017	10,051	10,187	10,075	10,131	10,128	10,020	10,145	10,022	10,116	10,342	10,322	10,353	10,372	10,519	10,367	10,330	10,391	10,300	10,190	10,184	10,106	10,093	10,112	10,538	10,692	10,689	10,781	10,753	10,444	10,450	10,461	10,465	10,307	9,993	10,026	10,069	10,130	9,986	9,958	9,839	10,004	10,025	10,086
C000037538
Account Value [Line Items]
Account Value	9,768	9,339	9,274	9,715	9,547	10,040	9,831	9,667	9,332	9,197	8,954	9,442	9,323	9,559	9,660	8,979	8,328	8,681	9,276	9,477	9,639	9,668	9,928	9,865	9,421	9,867	9,291	9,469	8,878	9,257	9,974	10,438	10,144	10,311	10,451	11,323	11,911	12,038	12,461	12,600	12,333	12,270	12,592	12,616	12,222	11,831	11,846	11,600	12,110	12,767	13,163	13,314	13,200	13,553	13,485	13,935	13,563	13,547	13,653	13,525	12,799	12,199	11,587	11,793	11,885	11,939	12,149	11,397	11,379	11,221	10,735	10,851	10,467	10,533	10,455	10,072	9,909	10,028	10,226	10,093	10,191	10,189	10,054	10,207	10,026	10,188	10,466	10,403	10,418	10,433	10,604	10,376	10,373	10,416	10,307	10,178	10,196	10,086	10,057	10,094	10,620	10,855	10,913	11,020	10,941	10,527	10,492	10,522	10,501	10,311	9,967	9,989	10,032	10,106	9,936	9,962	9,765	9,947	9,986	10,099
C000012090
Account Value [Line Items]
Account Value	9,206	8,718	8,678	9,248	9,078	9,597	9,420	9,214	8,895	8,743	8,495	9,074	8,996	9,202	9,416	8,669	7,890	8,340	9,063	9,357	9,591	9,575	9,867	9,827	9,377	9,862	9,145	9,405	8,766	9,352	10,184	10,671	10,405	10,554	10,797	11,925	12,609	12,819	13,332	13,615	13,229	12,926	13,318	13,353	12,878	12,340	12,333	12,041	12,700	13,477	13,998	14,176	13,998	14,445	14,372	15,060	14,423	14,395	14,697	14,531	13,574	12,704	11,870	12,222	12,282	12,398	12,736	11,488	11,467	11,326	10,611	10,811	10,261	10,392	10,328	9,780	9,599	9,916	10,231	10,070	10,232	10,210	9,991	10,190	9,883	10,200	10,547	10,360	10,279	10,284	10,522	10,156	10,228	10,181	9,973	9,821	9,879	9,723	9,683	9,739	10,552	11,022	11,221	11,325	11,084	10,397	10,303	10,366	10,367	10,051	9,553	9,552	9,636	9,686	9,543	9,543	9,200	9,596	9,774	10,120
C000221912
Account Value [Line Items]
Account Value	4,865	4,468	4,502	5,022	4,894	5,283	5,172	4,995	4,780	4,661	4,484	4,987	4,949	5,081	5,343	4,735	4,084	4,497	5,133	5,408	5,631	5,563	5,811	5,816	5,515	5,874	5,291	5,505	4,990	5,564	6,252	6,597	6,440	6,532	6,812	7,854	8,386	8,571	9,020	9,312	8,935	8,523	8,868	8,898	8,467	7,935	7,926	7,660	8,267	8,981	9,494	9,654	9,473	9,912
C000037536
Account Value [Line Items]
Account Value	11,894	11,856	11,814	11,767	11,722	11,682	11,629	11,572	11,517	11,470	11,416	11,372	11,322	11,282	11,235	11,180	11,126	11,077	11,029	10,980	10,935	10,887	10,851	10,816	10,763	10,732	10,696	10,655	10,622	10,605	10,599	10,586	10,575	10,586	10,577	10,580	10,587	10,591	10,596	10,599	10,601	10,603	10,604	10,604	10,605	10,606	10,608	10,609	10,608	10,608	10,608	10,609	10,608	10,609	10,608	10,610	10,608	10,608	10,609	10,611	10,560	10,536	10,521	10,506	10,496	10,471	10,456	10,431	10,416	10,389	10,365	10,345	10,322	10,305	10,281	10,259	10,240	10,222	10,210	10,193	10,177	10,162	10,145	10,134	10,122	10,114	10,105	10,098	10,093	10,086	10,081	10,072	10,062	10,056	10,051	10,048	10,051	10,046	10,040	10,034	10,036	10,033	10,028	10,027	10,027	10,017	10,017	10,013	10,007	10,002	9,997	9,997	10,001	10,005	10,001	10,001	10,002	10,001	10,002	10,001
C000053739
Account Value [Line Items]
Account Value	12,094	11,973	11,988	12,107	11,928	12,085	11,969	11,877	11,783	11,624	11,670	11,797	11,825	11,824	11,840	11,588	10,966	11,085	11,368	11,484	11,456	11,365	11,450	11,484	11,240	11,505	11,213	11,229	10,732	10,789	11,165	11,425	11,112	11,324	11,103	11,448	11,804	11,858	12,200	12,184	12,088	12,095	12,186	12,235	12,153	12,134	12,105	12,015	11,939	12,159	12,114	12,075	11,920	11,956	11,968	12,030	11,855	11,827	11,432	11,532	11,932	11,783	11,584	11,545	11,529	11,514	11,603	11,427	11,333	11,292	11,126	11,077	10,916	10,871	10,811	10,691	10,587	10,670	10,752	10,733	10,717	10,716	10,573	10,609	10,576	10,623	10,738	10,634	10,690	10,671	10,720	10,635	10,561	10,583	10,427	10,365	10,347	10,291	10,241	10,118	10,528	10,635	10,702	10,674	10,696	10,521	10,490	10,419	10,369	10,363	10,262	10,180	10,129	10,101	10,034	10,007	9,925	9,935	9,964	10,031
C000052220
Account Value [Line Items]
Account Value	12,337	12,221	12,194	12,333	12,146	12,313	12,199	12,114	12,014	11,850	11,889	12,008	12,034	12,035	12,061	11,806	11,161	11,273	11,569	11,694	11,669	11,578	11,661	11,684	11,439	11,693	11,392	11,404	10,924	10,986	11,340	11,601	11,332	11,517	11,332	11,627	11,956	12,006	12,316	12,300	12,206	12,219	12,307	12,351	12,270	12,237	12,197	12,093	12,021	12,225	12,165	12,096	11,926	11,955	11,969	12,019	11,843	11,762	11,394	11,556	11,955	11,803	11,600	11,562	11,542	11,532	11,623	11,448	11,358	11,319	11,158	11,110	10,946	10,890	10,813	10,687	10,575	10,643	10,711	10,699	10,673	10,665	10,545	10,585	10,559	10,608	10,720	10,619	10,679	10,666	10,712	10,629	10,555	10,582	10,432	10,365	10,349	10,290	10,247	10,135	10,514	10,615	10,671	10,649	10,663	10,496	10,467	10,393	10,354	10,349	10,241	10,162	10,113	10,079	10,014	9,998	9,921	9,930	9,968	10,027
C000053740
Account Value [Line Items]
Account Value	12,149	12,041	12,015	12,158	11,963	12,132	12,029	11,941	11,853	11,682	11,724	11,834	11,861	11,877	11,895	11,634	10,964	11,082	11,396	11,537	11,514	11,420	11,491	11,504	11,257	11,510	11,199	11,207	10,708	10,794	11,140	11,419	11,143	11,348	11,170	11,464	11,803	11,844	12,161	12,147	12,054	12,066	12,158	12,202	12,130	12,089	12,043	11,935	11,871	12,055	11,995	11,906	11,729	11,758	11,782	11,842	11,704	11,619	11,281	11,478	11,830	11,702	11,514	11,483	11,467	11,463	11,557	11,399	11,311	11,279	11,128	11,082	10,921	10,864	10,786	10,660	10,550	10,618	10,692	10,682	10,663	10,655	10,541	10,584	10,563	10,615	10,725	10,620	10,693	10,682	10,724	10,656	10,587	10,615	10,466	10,396	10,378	10,320	10,276	10,166	10,523	10,625	10,676	10,657	10,673	10,513	10,491	10,415	10,379	10,370	10,264	10,181	10,136	10,097	10,048	10,023	9,944	9,956	9,981	10,030
C000069126
Account Value [Line Items]
Account Value	11,292	11,240	11,182	11,205	11,154	11,206	11,160	11,068	10,987	10,915	10,921	10,944	10,961	10,951	10,959	10,873	10,666	10,648	10,725	10,730	10,714	10,663	10,701	10,750	10,611	10,742	10,629	10,614	10,451	10,442	10,578	10,699	10,605	10,612	10,510	10,586	10,707	10,730	10,862	10,861	10,853	10,863	10,886	10,891	10,863	10,860	10,861	10,839	10,818	10,862	10,841	10,826	10,801	10,815	10,811	10,817	10,768	10,747	10,575	10,573	10,692	10,662	10,601	10,579	10,563	10,531	10,565	10,549	10,495	10,460	10,401	10,397	10,361	10,332	10,284	10,232	10,183	10,186	10,216	10,215	10,188	10,159	10,114	10,133	10,143	10,141	10,125	10,113	10,179	10,190	10,218	10,189	10,156	10,177	10,142	10,118	10,127	10,082	10,036	10,013	10,108	10,117	10,150	10,154	10,136	10,093	10,107	10,088	10,113	10,089	10,039	10,041	10,061	10,044	10,018	10,014	9,988	9,972	9,988	9,992
C000069125
Account Value [Line Items]
Account Value	11,798	11,646	11,587	11,655	11,577	11,719	11,610	11,500	11,330	11,246	11,139	11,249	11,204	11,277	11,245	11,039	10,830	10,852	10,921	10,895	10,880	10,930	10,973	10,923	10,720	10,870	10,692	10,718	10,558	10,638	10,872	11,046	10,927	11,004	10,957	11,130	11,391	11,463	11,599	11,635	11,614	11,656	11,722	11,724	11,644	11,626	11,593	11,547	11,626	11,707	11,718	11,720	11,682	11,727	11,710	11,747	11,684	11,657	11,632	11,565	11,423	11,246	11,073	11,102	11,112	11,091	11,140	10,908	10,905	10,839	10,671	10,669	10,522	10,517	10,481	10,331	10,271	10,285	10,336	10,272	10,293	10,296	10,232	10,291	10,229	10,267	10,344	10,332	10,348	10,345	10,396	10,332	10,308	10,313	10,272	10,224	10,219	10,181	10,156	10,169	10,313	10,359	10,352	10,370	10,354	10,231	10,230	10,229	10,205	10,160	10,026	10,047	10,077	10,091	10,038	10,031	9,987	10,027	10,025	10,044
C000227271
Account Value [Line Items]
Account Value	9,972	9,791	9,742	9,919	9,776	9,987	9,823	9,686	9,467	9,416	9,243	9,463	9,343	9,486	9,482	9,112	8,604	8,755	8,969	9,036	8,998	8,941	9,071	9,011	8,747	9,052	8,684	8,733	8,318	8,378	8,811	9,083	8,777	9,059	8,971	9,503	9,734	9,938	10,284	10,278	10,295	10,264	10,371	10,404	10,267	10,090
C000231752
Account Value [Line Items]
Account Value	$ 9,225	9,023	8,970	9,204	9,062	9,351	9,159	9,012	8,777	8,724	8,534	8,822	8,688	8,874	8,889	8,487	7,897	8,098	8,380	8,478	8,467	8,413	8,551	8,501	8,207	8,550	8,156	8,234	7,765	7,855	8,349	8,687	8,354	8,623	8,517	9,092	9,344	9,541	9,910	9,919
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 9,609	9,405	9,352	9,506	9,411	9,646	9,519	9,385	9,173	9,086	8,934	9,155	9,079	9,205	9,216	8,886	8,513	8,647	8,867	8,923	8,930	8,963	9,061	9,004	8,781	9,007	8,744	8,781	8,474	8,591	8,988	9,238	9,030	9,152	9,113	9,461	9,733	9,858	10,070	10,103	10,063	10,061	10,158	10,172	10,064	9,979	9,949	9,865	9,970	10,151	10,231	10,219	10,120	10,171	10,172	10,257	10,101	10,033
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	11,390	11,325	11,512	11,396	11,682	11,528	11,365	11,108	11,003	10,819	11,087	10,994	11,147	11,160	10,761	10,309	10,471	10,738	10,805	10,815	10,854	10,973	10,904	10,634	10,908	10,589	10,634	10,262	10,404	10,884	11,188	10,935	11,084	11,036	11,457	11,787	11,938	12,194	12,234	12,186	12,184	12,302	12,318	12,187	12,085	12,049	11,946	12,074	12,293	12,390	12,376	12,256	12,317	12,318	12,421	12,232	12,150	12,089	11,881	11,966	11,752	11,519	11,531	11,537	11,506	11,575	11,268	11,239	11,095	10,897	10,896	10,686	10,687	10,579	10,387	10,327	10,408	10,475	10,408	10,406	10,418	10,345	10,421	10,354	10,452	10,574	10,526	10,539	10,532	10,586	10,488	10,445	10,454	10,372	10,294	10,298	10,229	10,205	10,194	10,444	10,529	10,538	10,553	10,485	10,294	10,289	10,251	10,163	10,088	9,945	9,978	10,007	10,003	9,936	9,951	9,880	9,988	10,012	10,050
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	11,390	11,325	11,512	11,396	11,682	11,528	11,365	11,108	11,003	10,819	11,087	10,994	11,147	11,160	10,761	10,309	10,471	10,738	10,805	10,815	10,854	10,973	10,904	10,634	10,908	10,589	10,634	10,262	10,404	10,884	11,188	10,935	11,084	11,036	11,457	11,787	11,938	12,194	12,234	12,186	12,184	12,302	12,318	12,187	12,085	12,049	11,946	12,074	12,293	12,390	12,376	12,256	12,317	12,318	12,421	12,232	12,150	12,089	11,881	11,966	11,752	11,519	11,531	11,537	11,506	11,575	11,268	11,239	11,095	10,897	10,896	10,686	10,687	10,579	10,387	10,327	10,408	10,475	10,408	10,406	10,418	10,345	10,421	10,354	10,452	10,574	10,526	10,539	10,532	10,586	10,488	10,445	10,454	10,372	10,294	10,298	10,229	10,205	10,194	10,444	10,529	10,538	10,553	10,485	10,294	10,289	10,251	10,163	10,088	9,945	9,978	10,007	10,003	9,936	9,951	9,880	9,988	10,012	10,050
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	11,390	11,325	11,512	11,396	11,682	11,528	11,365	11,108	11,003	10,819	11,087	10,994	11,147	11,160	10,761	10,309	10,471	10,738	10,805	10,815	10,854	10,973	10,904	10,634	10,908	10,589	10,634	10,262	10,404	10,884	11,188	10,935	11,084	11,036	11,457	11,787	11,938	12,194	12,234	12,186	12,184	12,302	12,318	12,187	12,085	12,049	11,946	12,074	12,293	12,390	12,376	12,256	12,317	12,318	12,421	12,232	12,150	12,089	11,881	11,966	11,752	11,519	11,531	11,537	11,506	11,575	11,268	11,239	11,095	10,897	10,896	10,686	10,687	10,579	10,387	10,327	10,408	10,475	10,408	10,406	10,418	10,345	10,421	10,354	10,452	10,574	10,526	10,539	10,532	10,586	10,488	10,445	10,454	10,372	10,294	10,298	10,229	10,205	10,194	10,444	10,529	10,538	10,553	10,485	10,294	10,289	10,251	10,163	10,088	9,945	9,978	10,007	10,003	9,936	9,951	9,880	9,988	10,012	10,050
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	11,390	11,325	11,512	11,396	11,682	11,528	11,365	11,108	11,003	10,819	11,087	10,994	11,147	11,160	10,761	10,309	10,471	10,738	10,805	10,815	10,854	10,973	10,904	10,634	10,908	10,589	10,634	10,262	10,404	10,884	11,188	10,935	11,084	11,036	11,457	11,787	11,938	12,194	12,234	12,186	12,184	12,302	12,318	12,187	12,085	12,049	11,946	12,074	12,293	12,390	12,376	12,256	12,317	12,318	12,421	12,232	12,150	12,089	11,881	11,966	11,752	11,519	11,531	11,537	11,506	11,575	11,268	11,239	11,095	10,897	10,896	10,686	10,687	10,579	10,387	10,327	10,408	10,475	10,408	10,406	10,418	10,345	10,421	10,354	10,452	10,574	10,526	10,539	10,532	10,586	10,488	10,445	10,454	10,372	10,294	10,298	10,229	10,205	10,194	10,444	10,529	10,538	10,553	10,485	10,294	10,289	10,251	10,163	10,088	9,945	9,978	10,007	10,003	9,936	9,951	9,880	9,988	10,012	10,050
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	11,390	11,325	11,512	11,396	11,682	11,528	11,365	11,108	11,003	10,819	11,087	10,994	11,147	11,160	10,761	10,309	10,471	10,738	10,805	10,815	10,854	10,973	10,904	10,634	10,908	10,589	10,634	10,262	10,404	10,884	11,188	10,935	11,084	11,036	11,457	11,787	11,938	12,194	12,234	12,186	12,184	12,302	12,318	12,187	12,085	12,049	11,946	12,074	12,293	12,390	12,376	12,256	12,317	12,318	12,421	12,232	12,150	12,089	11,881	11,966	11,752	11,519	11,531	11,537	11,506	11,575	11,268	11,239	11,095	10,897	10,896	10,686	10,687	10,579	10,387	10,327	10,408	10,475	10,408	10,406	10,418	10,345	10,421	10,354	10,452	10,574	10,526	10,539	10,532	10,586	10,488	10,445	10,454	10,372	10,294	10,298	10,229	10,205	10,194	10,444	10,529	10,538	10,553	10,485	10,294	10,289	10,251	10,163	10,088	9,945	9,978	10,007	10,003	9,936	9,951	9,880	9,988	10,012	10,050
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 9,430	9,230	9,177	9,329	9,235	9,467	9,342	9,210	9,002	8,916	8,768	8,985	8,910	9,033	9,044	8,721	8,354	8,485	8,702	8,756	8,764	8,796	8,893	8,836	8,618	8,839	8,581	8,618	8,316	8,431	8,820	9,066	8,861	8,982	8,944	9,285	9,552	9,675	9,882	9,914	9,876	9,873	9,969	9,983	9,876	9,793	9,764	9,681	9,784	9,962	10,040	10,029	9,932	9,981
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	11,390	11,325	11,512	11,396	11,682	11,528	11,365	11,108	11,003	10,819	11,087	10,994	11,147	11,160	10,761	10,309	10,471	10,738	10,805	10,815	10,854	10,973	10,904	10,634	10,908	10,589	10,634	10,262	10,404	10,884	11,188	10,935	11,084	11,036	11,457	11,787	11,938	12,194	12,234	12,186	12,184	12,302	12,318	12,187	12,085	12,049	11,946	12,074	12,293	12,390	12,376	12,256	12,317	12,318	12,421	12,232	12,150	12,089	11,881	11,966	11,752	11,519	11,531	11,537	11,506	11,575	11,268	11,239	11,095	10,897	10,896	10,686	10,687	10,579	10,387	10,327	10,408	10,475	10,408	10,406	10,418	10,345	10,421	10,354	10,452	10,574	10,526	10,539	10,532	10,586	10,488	10,445	10,454	10,372	10,294	10,298	10,229	10,205	10,194	10,444	10,529	10,538	10,553	10,485	10,294	10,289	10,251	10,163	10,088	9,945	9,978	10,007	10,003	9,936	9,951	9,880	9,988	10,012	10,050
ICE AMT-Free US National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Account Value	$ 12,415	12,294	12,265	12,406	12,216	12,382	12,267	12,175	12,077	11,901	11,937	12,065	12,087	12,088	12,116	11,855	11,202	11,317	11,622	11,752	11,726	11,631	11,717	11,739	11,487	11,750	11,436	11,444	10,948	11,014	11,388	11,659	11,374	11,564	11,383	11,690	12,028	12,081	12,395	12,379	12,286	12,298	12,384	12,424	12,341	12,311	12,269	12,167	12,101	12,284	12,219	12,153	11,993	12,018	12,027	12,069	11,899	11,823	11,472	11,609	11,976	11,831	11,638	11,603	11,582	11,568	11,652	11,489	11,401	11,357	11,202	11,163	11,011	10,953	10,874	10,762	10,651	10,714	10,773	10,759	10,732	10,721	10,610	10,647	10,618	10,657	10,758	10,664	10,718	10,703	10,745	10,661	10,590	10,616	10,477	10,408	10,389	10,328	10,279	10,177	10,524	10,610	10,658	10,638	10,641	10,490	10,468	10,397	10,361	10,353	10,244	10,172	10,129	10,092	10,030	10,010	9,936	9,944	9,977	10,023
ICE AMT-Free US National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Account Value	$ 12,415	12,294	12,265	12,406	12,216	12,382	12,267	12,175	12,077	11,901	11,937	12,065	12,087	12,088	12,116	11,855	11,202	11,317	11,622	11,752	11,726	11,631	11,717	11,739	11,487	11,750	11,436	11,444	10,948	11,014	11,388	11,659	11,374	11,564	11,383	11,690	12,028	12,081	12,395	12,379	12,286	12,298	12,384	12,424	12,341	12,311	12,269	12,167	12,101	12,284	12,219	12,153	11,993	12,018	12,027	12,069	11,899	11,823	11,472	11,609	11,976	11,831	11,638	11,603	11,582	11,568	11,652	11,489	11,401	11,357	11,202	11,163	11,011	10,953	10,874	10,762	10,651	10,714	10,773	10,759	10,732	10,721	10,610	10,647	10,618	10,657	10,758	10,664	10,718	10,703	10,745	10,661	10,590	10,616	10,477	10,408	10,389	10,328	10,279	10,177	10,524	10,610	10,658	10,638	10,641	10,490	10,468	10,397	10,361	10,353	10,244	10,172	10,129	10,092	10,030	10,010	9,936	9,944	9,977	10,023
ICE AMT-Free US National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Account Value	$ 12,415	12,294	12,265	12,406	12,216	12,382	12,267	12,175	12,077	11,901	11,937	12,065	12,087	12,088	12,116	11,855	11,202	11,317	11,622	11,752	11,726	11,631	11,717	11,739	11,487	11,750	11,436	11,444	10,948	11,014	11,388	11,659	11,374	11,564	11,383	11,690	12,028	12,081	12,395	12,379	12,286	12,298	12,384	12,424	12,341	12,311	12,269	12,167	12,101	12,284	12,219	12,153	11,993	12,018	12,027	12,069	11,899	11,823	11,472	11,609	11,976	11,831	11,638	11,603	11,582	11,568	11,652	11,489	11,401	11,357	11,202	11,163	11,011	10,953	10,874	10,762	10,651	10,714	10,773	10,759	10,732	10,721	10,610	10,647	10,618	10,657	10,758	10,664	10,718	10,703	10,745	10,661	10,590	10,616	10,477	10,408	10,389	10,328	10,279	10,177	10,524	10,610	10,658	10,638	10,641	10,490	10,468	10,397	10,361	10,353	10,244	10,172	10,129	10,092	10,030	10,010	9,936	9,944	9,977	10,023
ICE AMT-Free US National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Account Value	$ 12,415	12,294	12,265	12,406	12,216	12,382	12,267	12,175	12,077	11,901	11,937	12,065	12,087	12,088	12,116	11,855	11,202	11,317	11,622	11,752	11,726	11,631	11,717	11,739	11,487	11,750	11,436	11,444	10,948	11,014	11,388	11,659	11,374	11,564	11,383	11,690	12,028	12,081	12,395	12,379	12,286	12,298	12,384	12,424	12,341	12,311	12,269	12,167	12,101	12,284	12,219	12,153	11,993	12,018	12,027	12,069	11,899	11,823	11,472	11,609	11,976	11,831	11,638	11,603	11,582	11,568	11,652	11,489	11,401	11,357	11,202	11,163	11,011	10,953	10,874	10,762	10,651	10,714	10,773	10,759	10,732	10,721	10,610	10,647	10,618	10,657	10,758	10,664	10,718	10,703	10,745	10,661	10,590	10,616	10,477	10,408	10,389	10,328	10,279	10,177	10,524	10,610	10,658	10,638	10,641	10,490	10,468	10,397	10,361	10,353	10,244	10,172	10,129	10,092	10,030	10,010	9,936	9,944	9,977	10,023
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,036	11,792	11,722	11,901	11,777	12,051	11,888	11,716	11,456	11,352	11,167	11,434	11,323	11,460	11,488	11,068	10,591	10,753	11,015	11,082	11,071	11,088	11,204	11,136	10,881	11,155	10,820	10,856	10,466	10,582	11,059	11,354	11,076	11,301	11,239	11,675	11,997	12,163	12,435	12,444	12,429	12,439	12,546	12,554	12,430	12,340	12,293	12,190	12,334	12,495	12,574	12,531	12,369	12,414	12,436	12,508	12,292	12,191	12,078	11,841	12,076	11,898	11,689	11,671	11,673	11,636	11,686	11,428	11,394	11,235	11,066	11,050	10,854	10,842	10,695	10,530	10,483	10,571	10,617	10,565	10,543	10,558	10,501	10,571	10,518	10,619	10,722	10,675	10,691	10,678	10,716	10,624	10,572	10,581	10,500	10,413	10,417	10,337	10,301	10,270	10,506	10,577	10,574	10,563	10,476	10,295	10,287	10,217	10,094	10,023	9,913	9,963	9,999	9,968	9,929	9,958	9,900	10,012	10,030	10,041
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 9,801	9,603	9,545	9,691	9,590	9,813	9,680	9,540	9,328	9,244	9,093	9,311	9,220	9,332	9,354	9,012	8,624	8,756	8,970	9,024	9,015	9,029	9,124	9,068	8,861	9,084	8,811	8,841	8,523	8,617	9,005	9,246	9,019	9,203	9,152	9,507	9,769	9,904	10,126	10,133	10,121	10,129	10,216	10,223	10,121	10,048
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 9,642	9,446	9,390	9,534	9,434	9,654	9,523	9,385	9,177	9,093	8,945	9,159	9,070	9,180	9,202	8,866	8,484	8,613	8,824	8,877	8,869	8,882	8,975	8,921	8,716	8,936	8,667	8,697	8,384	8,477	8,859	9,095	8,872	9,053	9,003	9,352	9,610	9,743	9,961	9,968
ICE® 0-3 Month US Treasury Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> 0-3 Month US Treasury Securities Index
Account Value	$ 11,025	10,998	10,967	10,934	10,900	10,867	10,832	10,792	10,755	10,720	10,681	10,645	10,606	10,571	10,536	10,496	10,460	10,424	10,384	10,348	10,314	10,276	10,245	10,216	10,182	10,153	10,128	10,099	10,075	10,059	10,043	10,028	10,022	10,017	10,014	10,012	10,010	10,010	10,009	10,009	10,008	10,008	10,008	10,008	10,007	10,007	10,007	10,007	10,007	10,006	10,005	10,005	10,004	10,003	10,003	10,002	10,001	10,000
ICE® U.S. Treasury 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 1-3 Year Bond Index
Account Value	$ 11,561	11,481	11,431	11,405	11,372	11,442	11,349	11,248	11,117	11,054	10,978	11,014	10,981	11,029	10,986	10,863	10,752	10,716	10,719	10,678	10,640	10,696	10,734	10,706	10,533	10,615	10,540	10,520	10,452	10,463	10,586	10,671	10,626	10,695	10,631	10,682	10,834	10,879	10,955	10,979	10,983	11,019	11,030	11,032	11,012	11,030	11,022	11,016	11,014	11,024	11,023	11,017	11,012	11,017	11,014	11,017	11,005	11,003	10,995	10,990	10,839	10,744	10,684	10,662	10,666	10,631	10,643	10,556	10,569	10,514	10,437	10,416	10,351	10,342	10,314	10,231	10,194	10,179	10,192	10,159	10,160	10,159	10,121	10,139	10,119	10,123	10,155	10,154	10,176	10,183	10,201	10,181	10,158	10,167	10,155	10,140	10,136	10,125	10,113	10,109	10,151	10,159	10,147	10,164	10,169	10,109	10,120	10,116	10,099	10,087	10,026	10,035	10,060	10,070	10,039	10,044	10,039	10,036	10,029	10,024
ICE® U.S. Treasury 3-7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 3-7 Year Bond Index
Account Value	$ 11,459	11,268	11,201	11,297	11,229	11,475	11,354	11,223	10,982	10,876	10,736	10,922	10,872	11,023	10,990	10,736	10,459	10,518	10,651	10,655	10,644	10,777	10,876	10,801	10,501	10,739	10,533	10,572	10,342	10,398	10,711	11,000	10,812	10,896	10,815	11,032	11,386	11,445	11,615	11,656	11,620	11,714	11,812	11,839	11,724	11,738	11,699	11,639	11,704	11,862	11,901	11,889	11,870	11,924	11,916	11,938	11,894	11,877	11,846	11,822	11,528	11,310	11,115	11,123	11,160	11,128	11,193	10,956	10,985	10,879	10,690	10,689	10,533	10,549	10,497	10,308	10,224	10,219	10,289	10,216	10,244	10,250	10,170	10,248	10,182	10,218	10,345	10,345	10,385	10,403	10,481	10,404	10,363	10,399	10,348	10,277	10,271	10,238	10,212	10,215	10,435	10,495	10,468	10,531	10,527	10,345	10,365	10,373	10,346	10,287	10,076	10,100	10,140	10,189	10,087	10,077	10,021	10,074	10,065	10,078
ICE® U.S. Treasury 7-10 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 7-10 Year Bond Index
Account Value	$ 10,955	10,655	10,582	10,825	10,722	11,091	10,945	10,794	10,489	10,359	10,176	10,495	10,422	10,641	10,638	10,243	9,804	9,996	10,318	10,396	10,458	10,592	10,746	10,656	10,277	10,618	10,291	10,405	10,045	10,191	10,694	11,120	10,792	10,896	10,822	11,293	11,765	11,813	12,079	12,129	11,997	12,051	12,247	12,294	12,054	11,927	11,879	11,759	11,990	12,331	12,477	12,514	12,478	12,642	12,609	12,715	12,608	12,600	12,585	12,516	12,074	11,708	11,343	11,427	11,502	11,484	11,612	11,168	11,180	11,028	10,707	10,755	10,491	10,530	10,455	10,176	10,041	10,077	10,211	10,098	10,157	10,151	10,042	10,168	10,042	10,136	10,362	10,338	10,368	10,388	10,532	10,380	10,341	10,402	10,312	10,199	10,194	10,117	10,102	10,120	10,545	10,699	10,695	10,788	10,757	10,446	10,454	10,465	10,467	10,313	9,998	10,030	10,073	10,134	9,987	9,961	9,841	10,006	10,025	10,086
ICE® U.S. Treasury 10-20 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 10-20 Year Bond Index
Account Value	$ 9,816	9,383	9,317	9,761	9,594	10,090	9,880	9,711	9,375	9,238	8,993	9,484	9,363	9,601	9,701	9,016	8,360	8,717	9,315	9,520	9,682	9,713	9,973	9,907	9,459	9,907	9,391	9,512	8,918	9,313	10,036	10,508	10,197	10,358	10,488	11,363	11,953	12,087	12,518	12,658	12,388	12,326	12,652	12,675	12,279	11,884	11,897	11,645	12,027	12,798	13,221	13,373	13,259	13,612	13,556	14,000	13,626	13,613	13,720	13,592	12,864	12,259	11,642	11,850	11,941	11,992	12,202	11,444	11,429	11,265	10,777	10,894	10,505	10,571	10,492	10,103	9,939	10,059	10,254	10,120	10,218	10,215	10,078	10,234	10,049	10,211	10,493	10,428	10,441	10,457	10,626	10,396	10,391	10,435	10,327	10,195	10,210	10,100	10,071	10,105	10,629	10,863	10,920	11,028	10,953	10,537	10,503	10,531	10,512	10,322	9,975	9,995	10,039	10,112	9,941	9,965	9,767	9,950	9,986	10,098
ICE® U.S. Treasury 20+ Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 20+ Year Bond Index
Account Value	$ 9,287	8,792	8,753	9,327	9,154	9,677	9,497	9,287	8,962	8,808	8,557	9,142	9,064	9,271	9,484	8,732	7,946	8,399	9,125	9,419	9,654	9,638	9,931	9,889	9,436	9,923	9,284	9,466	8,823	9,413	10,249	10,736	10,467	10,617	10,860	11,992	12,681	12,894	13,409	13,694	13,311	13,005	13,400	13,434	12,952	12,412	12,406	12,109	12,601	13,515	14,076	14,254	14,074	14,524	14,449	15,140	14,501	14,473	14,774	14,603	13,643	12,765	11,922	12,276	12,336	12,450	12,789	11,533	11,512	11,366	10,646	10,848	10,294	10,423	10,359	9,807	9,626	9,943	10,256	10,093	10,254	10,231	10,011	10,213	9,902	10,217	10,568	10,379	10,297	10,302	10,539	10,172	10,244	10,195	9,988	9,833	9,892	9,734	9,696	9,750	10,563	11,034	11,231	11,339	11,095	10,405	10,311	10,370	10,372	10,058	9,558	9,558	9,642	9,692	9,548	9,546	9,203	9,600	9,774	10,120
ICE® BofA® Long US Treasury Principal STRIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> BofA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Long US Treasury Principal STRIPS Index
Account Value	$ 4,829	4,435	4,470	4,984	4,859	5,243	5,130	4,954	4,738	4,620	4,445	4,945	4,909	5,039	5,294	4,690	4,043	4,457	5,086	5,357	5,581	5,513	5,764	5,771	5,470	5,829	5,313	5,468	4,969	5,542	6,228	6,568	6,416	6,509	6,791	7,845	8,375	8,565	9,017	9,307	8,938	8,520	8,864	8,894	8,467	7,933	7,920	7,658	8,108	8,941	9,490	9,647	9,470	9,911
ICE® Short US Treasury Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Short US Treasury Securities Index
Account Value	$ 11,864	11,830	11,793	11,751	11,713	11,679	11,632	11,581	11,532	11,491	11,444	11,404	11,360	11,323	11,282	11,232	11,185	11,142	11,098	11,055	11,014	10,971	10,941	10,910	10,862	10,833	10,800	10,764	10,734	10,720	10,711	10,698	10,690	10,697	10,688	10,689	10,692	10,694	10,698	10,699	10,699	10,699	10,699	10,698	10,698	10,698	10,697	10,697	10,696	10,695	10,693	10,693	10,692	10,691	10,689	10,688	10,686	10,685	10,685	10,686	10,634	10,609	10,593	10,577	10,564	10,539	10,523	10,496	10,480	10,452	10,426	10,406	10,381	10,362	10,338	10,315	10,294	10,275	10,261	10,242	10,225	10,209	10,191	10,179	10,164	10,156	10,145	10,136	10,129	10,122	10,114	10,103	10,093	10,086	10,081	10,075	10,075	10,070	10,063	10,058	10,057	10,054	10,048	10,046	10,043	10,033	10,033	10,027	10,020	10,016	10,009	10,007	10,010	10,012	10,006	10,006	10,006	10,004	10,003	10,001
ICE AMT-Free California Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free California Municipal Index
Account Value	$ 12,352	12,226	12,243	12,362	12,184	12,346	12,223	12,126	12,024	11,858	11,903	12,036	12,066	12,065	12,082	11,822	11,185	11,304	11,599	11,723	11,691	11,595	11,679	11,717	11,465	11,735	11,429	11,433	10,927	10,985	11,371	11,640	11,315	11,531	11,307	11,651	12,017	12,070	12,422	12,404	12,303	12,308	12,402	12,446	12,358	12,338	12,301	12,206	12,132	12,344	12,294	12,252	12,091	12,125	12,133	12,188	12,008	11,973	11,572	11,673	12,058	11,909	11,709	11,668	11,651	11,633	11,723	11,545	11,449	11,404	11,231	11,185	11,020	10,974	10,910	10,788	10,679	10,763	10,838	10,814	10,794	10,792	10,651	10,689	10,649	10,697	10,807	10,703	10,754	10,728	10,777	10,690	10,612	10,636	10,479	10,414	10,391	10,333	10,278	10,159	10,572	10,674	10,740	10,711	10,726	10,551	10,517	10,442	10,391	10,382	10,278	10,199	10,146	10,114	10,044	10,016	9,933	9,944	9,969	10,031
ICE AMT-Free New York Plus Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free New York Plus Municipal Index
Account Value	$ 12,383	12,266	12,234	12,379	12,186	12,354	12,247	12,151	12,054	11,876	11,911	12,033	12,059	12,071	12,093	11,827	11,147	11,267	11,588	11,734	11,710	11,611	11,688	11,699	11,447	11,704	11,383	11,384	10,871	10,951	11,311	11,597	11,315	11,526	11,340	11,642	11,990	12,035	12,355	12,338	12,239	12,249	12,339	12,385	12,302	12,262	12,204	12,094	12,024	12,206	12,136	12,038	11,848	11,875	11,904	11,962	11,819	11,717	11,361	11,589	11,971	11,834	11,641	11,606	11,587	11,579	11,675	11,516	11,426	11,390	11,232	11,189	11,025	10,968	10,881	10,757	10,644	10,712	10,784	10,773	10,751	10,741	10,626	10,671	10,644	10,698	10,809	10,701	10,773	10,763	10,806	10,735	10,659	10,687	10,537	10,461	10,435	10,380	10,330	10,216	10,582	10,684	10,734	10,715	10,724	10,557	10,534	10,453	10,413	10,402	10,289	10,208	10,159	10,119	10,061	10,032	9,949	9,960	9,981	10,030
ICE® Short Maturity AMT-Free US National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Short Maturity AMT-Free US National Municipal Index
Account Value	$ 11,492	11,438	11,381	11,403	11,350	11,404	11,354	11,258	11,173	11,098	11,103	11,127	11,142	11,129	11,137	11,047	10,830	10,814	10,895	10,902	10,884	10,831	10,868	10,913	10,771	10,901	10,783	10,767	10,601	10,591	10,732	10,853	10,755	10,763	10,663	10,743	10,868	10,891	11,026	11,024	11,016	11,023	11,047	11,052	11,024	11,025	11,019	10,997	10,975	11,014	10,988	10,967	10,941	10,951	10,948	10,950	10,895	10,871	10,707	10,702	10,826	10,796	10,734	10,710	10,694	10,659	10,695	10,675	10,620	10,583	10,520	10,517	10,473	10,447	10,397	10,343	10,295	10,298	10,326	10,324	10,295	10,263	10,213	10,233	10,236	10,236	10,217	10,200	10,265	10,273	10,296	10,262	10,224	10,245	10,205	10,176	10,178	10,132	10,078	10,053	10,155	10,161	10,192	10,194	10,171	10,126	10,137	10,115	10,137	10,113	10,058	10,056	10,073	10,053	10,028	10,023	9,992	9,977	9,990	9,991
Bloomberg U.S. Agency Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Bond Index
Account Value	$ 11,792	11,644	11,581	11,639	11,569	11,705	11,595	11,488	11,320	11,234	11,125	11,235	11,183	11,258	11,226	11,017	10,809	10,828	10,895	10,873	10,854	10,906	10,947	10,901	10,696	10,839	10,678	10,683	10,524	10,604	10,832	11,015	10,897	10,975	10,922	11,104	11,371	11,448	11,591	11,627	11,610	11,659	11,722	11,733	11,652	11,638	$ 11,607	$ 11,559	$ 11,638	$ 11,726	$ 11,745	$ 11,732	$ 11,705	$ 11,741	$ 11,717	$ 11,749	$ 11,698	$ 11,676	$ 11,655	$ 11,596	$ 11,483	$ 11,306	$ 11,135	$ 11,158	$ 11,166	$ 11,145	$ 11,197	$ 10,956	$ 10,954	$ 10,878	$ 10,712	$ 10,706	$ 10,559	$ 10,556	$ 10,516	$ 10,368	$ 10,305	$ 10,320	$ 10,365	$ 10,303	$ 10,322	$ 10,326	$ 10,260	$ 10,321	$ 10,263	$ 10,301	$ 10,376	$ 10,364	$ 10,379	$ 10,378	$ 10,428	$ 10,362	$ 10,336	$ 10,341	$ 10,297	$ 10,244	$ 10,236	$ 10,201	$ 10,167	$ 10,181	$ 10,324	$ 10,371	$ 10,362	$ 10,379	$ 10,357	$ 10,235	$ 10,232	$ 10,232	$ 10,211	$ 10,166	$ 10,028	$ 10,055	$ 10,081	$ 10,092	$ 10,036	$ 10,030	$ 9,986	$ 10,030	$ 10,027	$ 10,043
iBoxx USD Liquid Investment Grade BBB 0+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Investment Grade BBB 0+ Index
Account Value	$ 10,027	9,849	9,800	9,974	9,829	10,035	9,869	9,733	9,512	9,460	9,286	9,503	9,379	9,523	9,513	9,143	8,634	8,785	8,999	9,063	9,021	8,964	9,090	9,031	8,764	9,068	8,698	8,740	8,320	8,376	8,812	9,075	8,772	9,047	8,968	9,496	9,727	9,933	10,275	10,274	$ 10,290	$ 10,260	$ 10,366	$ 10,398	$ 10,261	$ 10,084
iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index
Account Value	$ 9,288	$ 9,086	$ 9,030	$ 9,266	$ 9,123	$ 9,409	$ 9,217	$ 9,069	$ 8,829	$ 8,774	$ 8,581	$ 8,867	$ 8,732	$ 8,918	$ 8,934	$ 8,526	$ 7,935	$ 8,131	$ 8,414	$ 8,509	$ 8,492	$ 8,440	$ 8,580	$ 8,524	$ 8,223	$ 8,565	$ 8,170	$ 8,238	$ 7,772	$ 7,862	$ 8,362	$ 8,703	$ 8,365	$ 8,631	$ 8,523	$ 9,099	$ 9,343	$ 9,545	$ 9,914	$ 9,919